Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000131094 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131094 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131094 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 969457100 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 12541W209 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 918204108 | VF Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 88579Y101 | 3M Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131094 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000131094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000131094 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.00%
C000131094 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.70%
C000131094 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.30%
C000148993 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148993 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148993 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 969457100 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 12541W209 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 918204108 | VF Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 88579Y101 | 3M Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000148993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000148993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000148993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000148993 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000148993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000148993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000148993 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.00%
C000148993 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.70%
C000148993 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.30%
C000131095 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131095 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131095 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 969457100 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 12541W209 | CH Robinson Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 918204108 | VF Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 88579Y101 | 3M Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000131095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131095 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000131095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000131095 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	85.00%
C000131095 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	3.70%
C000131095 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.30%
C000169555 | Crowdstrike Holdings, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169555 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169555 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169555 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169555 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169555 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169555 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000169555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169555 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.20%
C000169555 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169555 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169556 | Crowdstrike Holdings, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169556 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169556 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169556 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169556 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169556 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000169556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169556 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.20%
C000169556 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169556 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.90%
C000169557 | Crowdstrike Holdings, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169557 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169557 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169557 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169557 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000169557 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000169557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169557 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000169557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000169557 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	86.20%
C000169557 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169557 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.90%
C000193677 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193677 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193677 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193677 | Virtus Seix Floating Rate High Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193677 | Eaton Vance Floating-Rate Advantaged Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193677 | Lord Abbett Floating Rate Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193677 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193677 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193677 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193677 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193677 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000193677 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193677 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193677 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000193678 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193678 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193678 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193678 | Virtus Seix Floating Rate High Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193678 | Eaton Vance Floating-Rate Advantaged Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193678 | Lord Abbett Floating Rate Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193678 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193678 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193678 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193678 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000193678 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193678 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193678 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000193679 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000193679 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193679 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000193679 | Virtus Seix Floating Rate High Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193679 | Eaton Vance Floating-Rate Advantaged Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193679 | Lord Abbett Floating Rate Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000193679 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193679 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193679 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193679 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193679 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000193679 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193679 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.60%
C000193679 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.20%
C000199674 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000199674 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199674 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199674 | Donoghue Forlines Yield Enhanced Real Asset ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199674 | Donoghue Forlines Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199674 | Veridien Climate Action ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199674 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199674 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199674 | FCF US Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199674 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000199674 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000199674 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199674 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.10%
C000199674 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000199675 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000199675 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199675 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199675 | Donoghue Forlines Yield Enhanced Real Asset ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199675 | Donoghue Forlines Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199675 | Veridien Climate Action ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199675 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199675 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199675 | FCF US Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000199675 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000199675 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199675 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.10%
C000199675 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000199676 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000199676 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000199676 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000199676 | Donoghue Forlines Yield Enhanced Real Asset ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000199676 | Donoghue Forlines Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000199676 | Veridien Climate Action ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199676 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199676 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199676 | FCF US Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199676 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000199676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000199676 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199676 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	93.10%
C000199676 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	5.60%
C000091243 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091243 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091243 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000091243 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091243 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091243 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000091243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000091243 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000091243 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000091243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000091244 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091244 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091244 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000091244 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091244 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091244 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000091244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000091244 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000091244 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000091244 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000091245 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091245 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091245 | BlackRock Floating Rate Income Portfolio_Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000091245 | John Hancock Floating Rate Income Fund_Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000091245 | SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091245 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000091245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000091245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000091245 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000091245 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000091245 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	11.00%